Warrant liabilities (Additional Information) (Details)		9 Months Ended		12 Months Ended
	Mar. 17, 2022 SGD ($) $ / shares	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2022 SGD ($) $ / shares	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2022 USD ($)	Mar. 17, 2022 USD ($)
Business Acquisition 1 [Line Items]
Exercise price/warrant | $ / shares	$ 11.50				$ 11.50
Changes in fair value of preferred shares and embedded derivatives		$ 23,341,000	$ 16,928,000	$ (23,341,000)		$ 124,146,000	$ (16,364,000)
Private Placement Member
Business Acquisition 1 [Line Items]
Warrant liabilities				12,960,000
Conversion Of Warrant Stock Shares Converted				12,960,000
Exercise price/warrant | $ / shares					$ 11.50
Conversion of Warrant Stock, Shares Issued				12,960,000
Fair Value Of Warrants Decreased	$ 28,116,000	$ 4,775,000		$ 4,775,000	$ 4,775,000			$ 3,562,000	$ 20,490,000